Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 79.08%
FHLMC (1 Year Treasury Constant Maturity +0.75%)±	1.03%	4-1-2030	$ 23,189	$ 23,310
FHLMC (6 Month LIBOR +1.42%)±	1.67	2-1-2037	2,381	2,467
FHLMC (11th District Cost of Funds +1.25%)±	1.71	1-1-2030	1,889	1,873
FHLMC (11th District Cost of Funds +1.25%)±	1.71	1-1-2030	436	435
FHLMC (11th District Cost of Funds +1.25%)±	1.71	7-1-2030	103,714	103,334
FHLMC (11th District Cost of Funds +1.25%)±	1.71	2-1-2035	44,324	43,894
FHLMC (6 Month LIBOR +1.68%)±	1.93	1-1-2037	674,190	702,616
FHLMC (6 Month LIBOR +1.72%)±	1.97	6-1-2037	238,804	239,981
FHLMC (6 Month LIBOR +1.73%)±	1.98	6-1-2024	3,576	3,587
FHLMC (12 Month LIBOR +1.51%)±	2.01	2-1-2037	47,172	47,327
FHLMC (12 Month LIBOR +1.75%)±	2.02	4-1-2035	108,916	115,009
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%)±	2.04	1-1-2023	5,679	5,686
FHLMC (12 Month LIBOR +1.67%)±	2.04	8-1-2035	125,463	125,037
FHLMC (1 Year Treasury Constant Maturity +1.87%)±	2.08	5-1-2035	256,681	257,697
FHLMC (1 Year Treasury Constant Maturity +1.99%)±	2.11	11-1-2034	224,674	225,912
FHLMC (12 Month LIBOR +1.73%)±	2.11	5-1-2037	633,934	670,887
FHLMC (12 Month LIBOR +1.73%)±	2.18	1-1-2035	355,069	357,218
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%)±	2.19	7-1-2024	14,707	14,647
FHLMC (12 Month LIBOR +1.84%)±	2.21	4-1-2035	689,843	729,924
FHLMC (12 Month LIBOR +1.87%)±	2.21	5-1-2035	51,138	51,520
FHLMC (12 Month LIBOR +1.84%)±	2.21	4-1-2037	268,112	284,646
FHLMC (12 Month LIBOR +1.74%)±	2.23	12-1-2036	167,016	176,874
FHLMC (12 Month LIBOR +1.90%)±	2.24	4-1-2037	172,197	183,139
FHLMC (12 Month LIBOR +1.78%)±	2.24	9-1-2037	225,617	239,249
FHLMC (12 Month LIBOR +1.91%)±	2.25	3-1-2032	175,793	176,777
FHLMC (1 Year Treasury Constant Maturity +2.02%)±	2.25	8-1-2033	678,554	688,992
FHLMC (12 Month LIBOR +1.81%)±	2.25	5-1-2039	321,715	323,672
FHLMC (1 Year Treasury Constant Maturity +2.10%)±	2.28	10-1-2037	469,052	486,538
FHLMC (12 Month LIBOR +1.78%)±	2.30	11-1-2035	174,843	185,094
FHLMC (12 Month LIBOR +1.76%)±	2.31	9-1-2037	194,693	206,248
FHLMC (1 Year Treasury Constant Maturity +2.17%)±	2.32	6-1-2036	460,098	491,449
FHLMC (12 Month LIBOR +1.84%)±	2.33	9-1-2036	295,074	310,742
FHLMC (1 Year Treasury Constant Maturity +2.22%)±	2.34	12-1-2033	319,832	321,125
FHLMC (12 Month LIBOR +1.79%)±	2.34	1-1-2040	1,995,132	2,093,790
FHLMC (6 Month LIBOR +2.10%)±	2.35	6-1-2026	392,860	395,398
FHLMC (12 Month LIBOR +1.98%)±	2.35	11-1-2032	98,002	97,923
FHLMC (1 Year Treasury Constant Maturity +2.16%)±	2.35	6-1-2033	295,696	298,853
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.35	2-1-2034	587,542	593,385
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.35	4-1-2034	114,082	114,439
FHLMC (1 Year Treasury Constant Maturity +2.03%)±	2.35	12-1-2035	286,565	286,668
FHLMC (1 Year Treasury Constant Maturity +2.21%)±	2.35	1-1-2037	474,715	479,513
FHLMC (12 Month LIBOR +1.86%)±	2.35	7-1-2038	880,123	931,746
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.36	2-1-2034	111,516	112,059
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.36	4-1-2034	161,973	162,645
FHLMC (1 Year Treasury Constant Maturity +2.24%)±	2.37	3-1-2027	31,107	31,220
FHLMC (1 Year Treasury Constant Maturity +2.24%)±	2.37	8-1-2027	3,559	3,583
FHLMC (6 Month LIBOR +2.12%)±	2.37	5-1-2037	22,834	23,031
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38	4-1-2023	44,019	43,948
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38	5-1-2034	115,165	115,567
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38	5-1-2034	50,154	53,351
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38	12-1-2034	153,251	154,028
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38	2-1-2036	352,603	365,512
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38%	1-1-2037	$ 50,600	$ 54,127
FHLMC (1 Year Treasury Constant Maturity +2.28%)±	2.40	11-1-2022	23,768	23,965
FHLMC (1 Year Treasury Constant Maturity +2.27%)±	2.40	5-1-2025	38,881	38,982
FHLMC (1 Year Treasury Constant Maturity +2.27%)±	2.40	11-1-2029	32,059	32,117
FHLMC (12 Month LIBOR +1.93%)±	2.40	4-1-2035	691,528	701,078
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.40	4-1-2038	495,495	527,688
FHLMC (1 Year Treasury Constant Maturity +2.29%)±	2.41	11-1-2029	49,082	49,241
FHLMC (1 Year Treasury Constant Maturity +2.28%)±	2.41	1-1-2035	176,700	177,416
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.42	4-1-2036	251,584	258,732
FHLMC (12 Month LIBOR +1.99%)±	2.42	7-1-2036	211,373	213,493
FHLMC (1 Year Treasury Constant Maturity +2.28%)±	2.43	10-1-2036	166,882	168,690
FHLMC (1 Year Treasury Constant Maturity +2.17%)±	2.43	5-1-2037	29,841	29,928
FHLMC (12 Month LIBOR +2.06%)±	2.44	3-1-2038	1,119,977	1,186,487
FHLMC (1 Year Treasury Constant Maturity +2.29%)±	2.45	11-1-2027	236,463	236,629
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	2.45	2-1-2036	3,010,672	3,200,668
FHLMC (12 Month LIBOR +1.77%)±	2.45	10-1-2036	256,742	272,172
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.46	9-1-2033	69,380	73,596
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.46	5-1-2038	402,625	409,878
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	2.46	9-1-2038	2,797,737	2,976,248
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.48	6-1-2035	50,909	54,160
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	2.48	4-1-2038	638,265	640,823
FHLMC (12 Month LIBOR +1.75%)±	2.50	5-1-2033	128,998	129,275
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	2.50	4-1-2037	1,835,125	1,956,176
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	2.50	7-1-2038	7,735,556	8,204,967
FHLMC (1 Year Treasury Constant Maturity +2.38%)±	2.51	4-1-2034	260,657	260,918
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	2.51	2-1-2035	294,068	297,352
FHLMC (1 Year Treasury Constant Maturity +2.29%)±	2.55	9-1-2033	206,191	209,029
FHLMC (1 Year Treasury Constant Maturity +2.33%)±	2.55	10-1-2033	567,120	576,218
FHLMC (1 Year Treasury Constant Maturity +2.39%)±	2.55	1-1-2037	844,706	903,850
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	2.56	2-1-2034	2,520,181	2,650,205
FHLMC (1 Year Treasury Constant Maturity +2.44%)±	2.57	4-1-2029	49,972	50,146
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	2.58	1-1-2028	8,253	8,265
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	2.60	10-1-2024	39,145	39,254
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.60	11-1-2026	47,333	47,325
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	2.60	2-1-2030	24,196	24,247
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	2.60	6-1-2030	22,970	23,201
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	2.60	6-1-2030	64,304	64,347
FHLMC (1 Year Treasury Constant Maturity +2.22%)±	2.60	8-1-2033	16,056	15,983
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	2.60	6-1-2035	601,781	626,972
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	2.61	1-1-2028	1,317	1,319
FHLMC (12 Month LIBOR +1.77%)±	2.61	10-1-2035	447,120	449,097
FHLMC (3 Year Treasury Constant Maturity +2.44%)±	2.62	5-1-2032	91,289	91,068
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	2.62	12-1-2032	65,043	65,402
FHLMC (6 Month LIBOR +2.38%)±	2.63	2-1-2024	6,128	6,144
FHLMC (12 Month Treasury Average +2.52%)±	2.64	6-1-2028	26,939	27,048
FHLMC (12 Month LIBOR +1.64%)±	2.64	6-1-2050	4,558,762	4,751,957
FHLMC (1 Year Treasury Constant Maturity +2.37%)±	2.65	7-1-2031	72,251	72,741
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	2.65	9-1-2031	33,361	33,468
FHLMC (1 Year Treasury Constant Maturity +2.34%)±	2.65	7-1-2034	244,080	244,519
FHLMC (12 Month LIBOR +1.75%)±	2.66	6-1-2033	278,004	281,225
FHLMC (1 Year Treasury Constant Maturity +2.55%)±	2.67	9-1-2029	27,567	27,584
FHLMC (12 Month LIBOR +1.62%)±	2.70	7-1-2045	897,844	936,179
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	2.72	7-1-2029	34,898	34,976
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	2.73	11-1-2029	203,216	203,201
FHLMC (1 Year Treasury Constant Maturity +2.60%)±	2.73	6-1-2032	126,960	127,575
See accompanying notes to portfolio of investments

2  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.35%)±	2.73%	7-1-2038	$ 147,869	$ 147,526
FHLMC (1 Year Treasury Constant Maturity +2.32%)±	2.75	7-1-2027	220,010	221,565
FHLMC (12 Month LIBOR +1.77%)±	2.75	6-1-2035	307,539	309,201
FHLMC (1 Year Treasury Constant Maturity +2.50%)±	2.80	9-1-2030	44,658	45,084
FHLMC (1 Year Treasury Constant Maturity +2.03%)±	2.85	3-1-2025	12,443	12,442
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	2.86	6-1-2030	183,621	183,446
FHLMC (1 Year Treasury Constant Maturity +2.47%)±	2.89	7-1-2034	155,690	157,217
FHLMC (1 Year Treasury Constant Maturity +2.69%)±	2.92	5-1-2028	83,007	83,165
FHLMC (11th District Cost of Funds +2.42%)±	2.92	6-1-2029	9,392	9,520
FHLMC (12 Month Treasury Average +1.90%)±	2.96	5-1-2028	128,625	128,999
FHLMC (1 Year Treasury Constant Maturity +2.47%)±	2.97	6-1-2035	162,604	162,414
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	3.10	10-1-2025	26,678	26,769
FHLMC (1 Year Treasury Constant Maturity +2.27%)±	3.18	7-1-2031	300,830	301,996
FHLMC (1 Year Treasury Constant Maturity +2.61%)±	3.27	9-1-2030	45,756	45,941
FHLMC (11th District Cost of Funds +2.29%)±	3.29	12-1-2025	3,610	3,613
FHLMC (1 Year Treasury Constant Maturity +2.43%)±	3.30	6-1-2025	32,420	32,529
FHLMC (1 Year Treasury Constant Maturity +2.52%)±	3.31	11-1-2029	68,987	69,265
FHLMC (11th District Cost of Funds +2.39%)±	3.39	6-1-2021	1,118	1,118
FHLMC (3 Year Treasury Constant Maturity +2.69%)±	3.58	6-1-2035	350,615	357,523
FHLMC (11th District Cost of Funds +2.57%)±	3.77	12-1-2025	167,255	167,954
FHLMC (3 Year Treasury Constant Maturity +2.27%)±	3.77	4-1-2032	31,149	31,403
FHLMC (5 Year Treasury Constant Maturity +2.44%)±	3.82	8-1-2027	24,945	24,994
FHLMC (12 Month Treasury Average +2.46%)±	3.89	10-1-2029	73,696	73,998
FHLMC (11th District Cost of Funds +1.25%)±	3.94	11-1-2030	12,052	12,323
FHLMC	4.00	7-1-2029	1,643,875	1,752,230
FHLMC (3 Year Treasury Constant Maturity +2.40%)±	4.07	5-1-2031	69,354	70,075
FHLMC (6 Month LIBOR +3.83%)±	4.08	11-1-2026	19,617	19,694
FHLMC (2 Year Treasury Constant Maturity +2.44%)±	4.32	8-1-2029	12,445	12,456
FHLMC (5 Year Treasury Constant Maturity +2.13%)±	4.51	8-1-2029	7,187	7,209
FHLMC	5.00	10-1-2022	1,909	1,987
FHLMC Multifamily Structured Pass Through Certificates Series KF108 Class AS (30 Day Average U.S. SOFR +0.25%)±	0.26	2-25-2031	2,000,000	2,001,802
FHLMC Multifamily Structured Pass Through Certificates Series KF61 Class A (1 Month LIBOR +0.53%)±	0.64	3-25-2029	918,825	926,206
FHLMC Multifamily Structured Pass Through Certificates Series KF85 Class AL (1 Month LIBOR +0.30%)±	0.41	8-25-2030	1,912,117	1,916,953
FHLMC Multifamily Structured Pass Through Certificates Series KF86 Class AL (1 Month LIBOR +0.29%)±	0.40	8-25-2027	3,302,507	3,307,722
FHLMC Multifamily Structured Pass Through Certificates Series KX04 Class AFL (1 Month LIBOR +0.33%)±	0.44	3-25-2030	2,351,379	2,358,466
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%)±	1.36	2-15-2024	398,792	400,747
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%)±	1.51	2-15-2024	5,583	5,645
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity +(0.85)%)±	0.73	3-15-2024	99,674	98,115
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity +(0.60)%)±	0.98	5-15-2024	45,066	44,352
FHLMC Series 20 Class F ±±	1.28	7-1-2029	3,924	4,024
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%)±	0.65	4-15-2027	39,518	39,707
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%)±	0.60	6-15-2031	40,831	41,092
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%)±	7.90	3-15-2032	83,147	13,357
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%)±	0.60	4-15-2028	54,336	54,569
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%)±	1.10	3-15-2032	53,176	54,484
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%)±	0.65	3-15-2032	108,285	109,203
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%)±	0.70%	12-15-2032	$ 227,320	$ 231,320
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%)±	0.65	7-15-2042	983,555	995,537
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%)±	1.57	1-15-2033	2,298,156	2,393,673
FHLMC Series 3067 Class FA (1 Month LIBOR +0.35%)±	0.45	11-15-2035	772,555	778,156
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%)±	0.45	3-15-2036	561,223	565,339
FHLMC Series 3146 Class FP (1 Month LIBOR +0.35%)±	0.45	4-15-2036	518,454	522,210
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%)±	0.45	5-15-2036	929,387	935,254
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%)±	0.55	11-15-2043	1,366,616	1,336,106
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%)±	0.45	11-15-2036	966,061	973,582
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%)±	0.47	3-15-2037	686,523	692,600
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%)±	0.50	3-15-2037	262,389	264,659
FHLMC Series 3312 Class FN (1 Month LIBOR +0.22%)±	0.32	7-15-2036	1,053,146	1,052,401
FHLMC Series 3436 Class A ±±	2.43	11-15-2036	337,813	347,987
FHLMC Series 350 Class F2 (1 Month LIBOR +0.35%)±	0.47	9-15-2040	2,581,302	2,573,200
FHLMC Series 3684 Class FM (1 Month LIBOR +0.35%)±	0.47	11-15-2036	1,414,058	1,385,286
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%)±	0.60	11-15-2040	1,616,688	1,636,294
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%)±	0.60	8-15-2040	485,224	483,764
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%)±	0.50	2-15-2033	708,866	715,230
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%)±	0.55	3-15-2041	674,362	682,876
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%)±	0.60	2-15-2042	693,106	700,082
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%)±	0.65	3-15-2041	464,543	467,977
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%)±	0.60	5-15-2042	1,160,093	1,173,294
FHLMC Series 4095 Class FB (1 Month LIBOR +0.40%)±	0.50	4-15-2039	368,360	369,016
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%)±	0.40	11-15-2042	714,089	715,147
FHLMC Series 4143 Class KF (1 Month LIBOR +0.35%)±	0.47	9-15-2037	2,240,099	2,241,163
FHLMC Series 4246 Class FE (1 Month LIBOR +0.45%)±	0.55	2-15-2036	2,610,945	2,633,629
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%)±	0.55	5-15-2041	278,643	282,022
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%)±	0.50	1-15-2044	1,074,861	1,078,190
FHLMC Series 4503 Class FA (1 Month LIBOR +0.35%)±	0.47	2-15-2042	1,903,754	1,904,606
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%)±	0.49	8-15-2038	266,999	268,795
FHLMC Series 4604 Class PA	3.00	1-15-2044	1,093,020	1,112,521
FHLMC Series 4628 Class KF (1 Month LIBOR +0.50%)±	0.60	1-15-2055	1,720,533	1,741,444
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%)±	0.52	12-15-2042	1,418,358	1,432,158
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%)±	0.45	6-15-2047	701,243	696,396
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%)±	0.40	2-15-2048	2,186,644	2,195,763
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%)±	0.40	7-15-2048	723,274	726,218
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%)±	0.45	11-15-2048	1,631,799	1,645,588
FHLMC Series 4915 Class FE (1 Month LIBOR +0.40%)±	0.52	2-15-2038	2,918,696	2,945,161
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%)±	0.56	10-25-2049	1,249,382	1,257,781
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%)±	0.56	10-25-2049	623,792	627,195
FHLMC Series 4925 Class WF (1 Month LIBOR +0.40%)±	0.52	8-15-2038	3,197,869	3,223,119
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%)±	0.61	12-25-2049	1,393,382	1,403,012
FHLMC Series 5062 Class FC (30 Day Average U.S. SOFR +0.20%)±	0.21	1-25-2051	1,840,656	1,842,552
FHLMC Series 8411 Class 06 (12 Month LIBOR +1.83%)±	2.42	6-1-2043	4,298,089	4,566,687
FHLMC Series 8411 Class 10 (12 Month LIBOR +1.80%)±	2.36	10-1-2043	4,024,356	4,281,875
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%)±	0.49	11-25-2028	249,506	249,805
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%)±	0.46	6-25-2029	917,439	926,878
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%)±	0.39	12-25-2029	2,028,775	1,999,456
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%)±	0.47	10-25-2029	569,447	567,257
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%)±	0.25	5-25-2030	1,122,207	1,129,750
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%)±	0.39	10-25-2030	683,259	684,750
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%)±	0.33	12-25-2030	767,875	745,517
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%)±	0.37	9-25-2031	1,801,020	1,786,384
FHLMC Series T-48 Class 2A ±±	3.72	7-25-2033	1,383,426	1,466,541
See accompanying notes to portfolio of investments

4  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series T-54 Class 4A ±±	3.70%	2-25-2043	$ 880,614	$ 955,772
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	42,888	50,592
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%)±	1.11	5-25-2043	944,636	974,780
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%)±	1.33	10-25-2044	2,056,694	2,102,869
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%)±	1.46	2-25-2045	1,812,911	1,827,513
FHLMC Series T-66 Class 2A1 ±±	3.33	1-25-2036	1,163,499	1,255,095
FHLMC Series T-67 Class 1A1C ±±	3.16	3-25-2036	2,771,033	2,981,434
FHLMC Series T-67 Class 2A1C ±±	3.18	3-25-2036	2,675,056	2,845,268
FHLMC Series-3236 Class AF (1 Month LIBOR +0.35%)±	0.45	11-15-2036	2,749,916	2,770,018
FNMA (1 Month LIBOR +0.30%)±	0.41	12-1-2022	3,000,000	2,999,075
FNMA (6 Month LIBOR +1.03%)±	1.28	2-1-2033	104,770	104,282
FNMA (1 Month LIBOR +1.17%)±	1.30	5-1-2029	34,337	34,804
FNMA (6 Month LIBOR +1.08%)±	1.33	9-1-2032	45,445	45,500
FNMA (6 Month LIBOR +1.18%)±	1.43	8-1-2033	50,741	51,041
FNMA (12 Month Treasury Average +1.40%)±	1.55	12-1-2030	51,028	51,825
FNMA (6 Month LIBOR +1.35%)±	1.60	10-1-2037	344,051	355,835
FNMA (6 Month LIBOR +1.37%)±	1.62	1-1-2032	148,776	149,293
FNMA (6 Month LIBOR +1.16%)±	1.62	8-1-2033	2,943	2,958
FNMA (6 Month LIBOR +1.38%)±	1.63	8-1-2031	106,437	107,114
FNMA (6 Month LIBOR +1.38%)±	1.63	12-1-2031	15,622	15,663
FNMA (11th District Cost of Funds +1.25%)±	1.66	4-1-2042	1,059,740	1,089,582
FNMA (11th District Cost of Funds +1.25%)±	1.66	10-1-2044	684,558	682,228
FNMA (6 Month LIBOR +1.42%)±	1.67	12-1-2031	120,424	121,422
FNMA (11th District Cost of Funds +1.25%)±	1.69	1-1-2038	18,989	18,925
FNMA (11th District Cost of Funds +1.26%)±	1.70	1-1-2035	309,772	311,459
FNMA (11th District Cost of Funds +1.25%)±	1.71	11-1-2023	6,548	6,530
FNMA (11th District Cost of Funds +1.25%)±	1.71	3-1-2033	61,045	62,558
FNMA (1 Year Treasury Constant Maturity +1.58%)±	1.71	3-1-2034	236,465	237,059
FNMA (6 Month LIBOR +1.49%)±	1.71	6-1-2037	783,537	821,437
FNMA (11th District Cost of Funds +1.25%)±	1.75	11-1-2024	79	79
FNMA (1 Year Treasury Constant Maturity +1.50%)±	1.75	8-1-2030	570,294	586,560
FNMA (6 Month LIBOR +1.52%)±	1.77	11-1-2034	303,779	306,257
FNMA (6 Month LIBOR +1.53%)±	1.78	1-1-2035	664,790	690,083
FNMA (6 Month LIBOR +1.55%)±	1.80	3-1-2034	130,322	132,202
FNMA (1 Year Treasury Constant Maturity +1.70%)±	1.82	2-1-2033	195,302	197,361
FNMA (1 Year Treasury Constant Maturity +1.52%)±	1.86	8-1-2033	648,451	653,922
FNMA (11th District Cost of Funds +1.25%)±	1.87	9-1-2037	1,122,422	1,149,528
FNMA (6 Month LIBOR +1.63%)±	1.88	1-1-2022	970	968
FNMA (12 Month Treasury Average +1.76%)±	1.91	10-1-2035	393,763	402,692
FNMA (1 Year Treasury Constant Maturity +1.66%)±	1.91	7-1-2048	744,051	769,926
FNMA (11th District Cost of Funds +1.41%)±	1.97	4-1-2024	495,773	495,156
FNMA (12 Month Treasury Average +1.82%)±	1.98	6-1-2035	274,800	289,115
FNMA (12 Month LIBOR +1.60%)±	1.98	3-1-2046	1,742,440	1,808,347
FNMA (6 Month LIBOR +1.74%)±	1.99	10-1-2024	22,484	22,587
FNMA (6 Month LIBOR +1.74%)±	1.99	12-1-2024	28,811	28,852
FNMA %%	2.00	6-14-2051	3,440,000	3,474,199
FNMA (12 Month Treasury Average +1.83%)±	2.01	11-1-2035	77,445	81,571
FNMA (1 Year Treasury Constant Maturity +1.89%)±	2.02	6-1-2032	49,731	49,472
FNMA (11th District Cost of Funds +1.78%)±	2.02	1-1-2036	150,050	150,671
FNMA (12 Month Treasury Average +1.94%)±	2.03	7-1-2035	511,382	540,286
FNMA (12 Month Treasury Average +1.87%)±	2.03	11-1-2035	423,182	424,838
FNMA (12 Month LIBOR +1.75%)±	2.04	4-1-2034	236,782	239,293
FNMA (12 Month LIBOR +1.75%)±	2.05	5-1-2035	432,950	457,261
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.75%)±	2.09%	4-1-2033	$ 302,673	$ 304,640
FNMA (12 Month LIBOR +1.70%)±	2.11	4-1-2034	342,805	360,869
FNMA (12 Month LIBOR +1.56%)±	2.11	9-1-2036	204,455	206,527
FNMA (12 Month LIBOR +1.64%)±	2.11	11-1-2038	137,950	144,508
FNMA (1 Year Treasury Constant Maturity +1.76%)±	2.13	8-1-2032	112,834	113,337
FNMA (12 Month LIBOR +1.75%)±	2.13	1-1-2035	296,706	310,945
FNMA (12 Month Treasury Average +1.97%)±	2.13	11-1-2035	442,057	451,747
FNMA (1 Year Treasury Constant Maturity +1.93%)±	2.14	7-1-2038	434,846	436,196
FNMA (12 Month LIBOR +1.68%)±	2.14	6-1-2041	1,177,557	1,243,811
FNMA (12 Month Treasury Average +1.99%)±	2.16	7-1-2035	324,915	343,921
FNMA (12 Month Treasury Average +1.99%)±	2.16	11-1-2035	15,260	16,168
FNMA (1 Year Treasury Constant Maturity +1.84%)±	2.17	4-1-2030	21,941	21,982
FNMA (12 Month Treasury Average +2.02%)±	2.17	10-1-2035	202,941	215,201
FNMA (6 Month LIBOR +1.93%)±	2.18	6-1-2032	58,479	59,013
FNMA (1 Year Treasury Constant Maturity +2.03%)±	2.18	12-1-2032	207,934	208,183
FNMA (12 Month LIBOR +1.53%)±	2.18	9-1-2035	410,553	431,732
FNMA (12 Month Treasury Average +2.07%)±	2.19	1-1-2035	247,066	250,361
FNMA (12 Month LIBOR +1.57%)±	2.19	1-1-2040	82,177	83,819
FNMA (1 Year Treasury Constant Maturity +2.09%)±	2.21	1-1-2036	65,054	66,293
FNMA (1 Year Treasury Constant Maturity +2.10%)±	2.22	7-1-2035	41,667	41,628
FNMA (6 Month LIBOR +1.98%)±	2.23	9-1-2033	47,687	48,063
FNMA (11th District Cost of Funds +1.83%)±	2.23	1-1-2036	16,318	16,422
FNMA (1 Year Treasury Constant Maturity +2.12%)±	2.25	3-1-2031	24,443	24,299
FNMA (1 Year Treasury Constant Maturity +1.88%)±	2.26	8-1-2031	46,478	46,681
FNMA (6 Month LIBOR +2.02%)±	2.27	10-1-2024	21,405	21,640
FNMA (11th District Cost of Funds +1.81%)±	2.27	3-1-2033	183,884	184,879
FNMA (12 Month LIBOR +1.65%)±	2.27	9-1-2037	517,797	519,713
FNMA (6 Month LIBOR +1.96%)±	2.28	1-1-2033	52,261	52,588
FNMA (1 Year Treasury Constant Maturity +2.03%)±	2.28	12-1-2033	315,900	318,833
FNMA (1 Year Treasury Constant Maturity +2.17%)±	2.29	12-1-2039	152,745	152,423
FNMA (1 Year Treasury Constant Maturity +2.18%)±	2.30	12-1-2024	14,452	14,488
FNMA (1 Year Treasury Constant Maturity +2.18%)±	2.30	1-1-2036	227,230	226,737
FNMA (1 Year Treasury Constant Maturity +2.19%)±	2.31	3-1-2035	285,214	288,520
FNMA (12 Month LIBOR +1.72%)±	2.31	7-1-2043	1,681,906	1,772,657
FNMA (12 Month LIBOR +1.60%)±	2.31	8-1-2050	2,867,233	2,976,133
FNMA (1 Year Treasury Constant Maturity +2.13%)±	2.32	10-1-2025	54,539	54,725
FNMA (12 Month LIBOR +1.76%)±	2.32	1-1-2042	1,836,544	1,947,274
FNMA (12 Month LIBOR +1.82%)±	2.32	12-1-2046	62,000	62,094
FNMA (12 Month LIBOR +1.83%)±	2.33	1-1-2033	176,681	177,512
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.33	5-1-2037	509,750	509,104
FNMA (1 Year Treasury Constant Maturity +2.11%)±	2.34	4-1-2040	79,301	82,722
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.35	8-1-2031	88,563	88,801
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.35	10-1-2034	124,282	124,466
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%)±	2.36	7-1-2025	518	519
FNMA (11th District Cost of Funds +1.86%)±	2.36	10-1-2027	172,144	174,556
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.37	1-1-2027	108,696	109,030
FNMA (1 Year Treasury Constant Maturity +2.15%)±	2.37	2-1-2033	48,898	49,269
FNMA (12 Month LIBOR +1.62%)±	2.38	8-1-2050	3,536,125	3,682,433
FNMA (1 Year Treasury Constant Maturity +2.23%)±	2.39	9-1-2033	260,642	262,340
FNMA (1 Year Treasury Constant Maturity +2.14%)±	2.39	5-1-2034	334,057	334,501
FNMA (12 Month LIBOR +1.77%)±	2.39	7-1-2044	2,126,497	2,253,343
FNMA (1 Year Treasury Constant Maturity +2.28%)±	2.40	7-1-2024	4,685	4,698
FNMA (3 Year Treasury Constant Maturity +2.15%)±	2.40	10-1-2024	16,234	16,293
FNMA (1 Year Treasury Constant Maturity +2.18%)±	2.40	9-1-2035	627,409	666,550
See accompanying notes to portfolio of investments

6  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.19%)±	2.40%	12-1-2040	$ 4,827,732	$ 5,115,832
FNMA (1 Year Treasury Constant Maturity +2.20%)±	2.41	6-1-2027	46,349	46,406
FNMA (1 Year Treasury Constant Maturity +2.27%)±	2.41	5-1-2033	99,204	99,957
FNMA (1 Year Treasury Constant Maturity +2.29%)±	2.41	5-1-2034	115,009	114,869
FNMA (12 Month Treasury Average +2.23%)±	2.41	8-1-2035	349,587	354,043
FNMA (1 Year Treasury Constant Maturity +2.24%)±	2.41	5-1-2036	1,449,000	1,514,254
FNMA (1 Year Treasury Constant Maturity +2.30%)±	2.42	1-1-2026	65,203	65,244
FNMA (11th District Cost of Funds +1.92%)±	2.42	9-1-2030	154,948	154,415
FNMA (1 Year Treasury Constant Maturity +2.19%)±	2.42	1-1-2033	749,595	767,099
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.42	10-1-2034	643,647	682,637
FNMA (1 Year Treasury Constant Maturity +2.20%)±	2.42	12-1-2040	2,224,773	2,358,929
FNMA (1 Year Treasury Constant Maturity +2.32%)±	2.44	5-1-2025	17,563	17,627
FNMA (1 Year Treasury Constant Maturity +2.32%)±	2.45	4-1-2028	66,115	66,375
FNMA (1 Year Treasury Constant Maturity +2.32%)±	2.45	6-1-2032	16,007	16,008
FNMA (1 Year Treasury Constant Maturity +2.31%)±	2.45	12-1-2034	337,833	346,780
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.45	12-1-2040	1,738,106	1,843,234
FNMA (1 Year Treasury Constant Maturity +2.09%)±	2.46	8-1-2025	12,605	12,643
FNMA (12 Month LIBOR +1.90%)±	2.46	10-1-2034	361,368	364,824
FNMA (1 Year Treasury Constant Maturity +2.11%)±	2.46	7-1-2035	250,805	253,706
FNMA (1 Year Treasury Constant Maturity +2.10%)±	2.46	9-1-2036	246,650	246,212
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.46	4-1-2038	375,648	382,226
FNMA (1 Year Treasury Constant Maturity +2.24%)±	2.46	7-1-2038	2,097,327	2,230,835
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.47	9-1-2022	20,240	20,452
FNMA (1 Year Treasury Constant Maturity +2.20%)±	2.47	9-1-2035	1,490,330	1,581,232
FNMA (1 Year Treasury Constant Maturity +2.26%)±	2.48	11-1-2038	2,623,574	2,796,749
FNMA (11th District Cost of Funds +1.82%)±	2.49	5-1-2028	28,888	29,058
FNMA (1 Year Treasury Constant Maturity +2.37%)±	2.50	7-1-2027	14,476	14,494
FNMA (1 Year Treasury Constant Maturity +2.29%)±	2.50	1-1-2031	166,162	166,709
FNMA (1 Year Treasury Constant Maturity +2.25%)±	2.50	5-1-2033	428,034	432,949
FNMA (6 Month LIBOR +2.25%)±	2.50	3-1-2034	426,079	433,498
FNMA (1 Year Treasury Constant Maturity +2.27%)±	2.50	10-1-2036	308,428	328,049
FNMA (12 Month Treasury Average +2.36%)±	2.50	8-1-2040	330,234	336,081
FNMA %%	2.50	6-14-2051	3,440,000	3,561,274
FNMA (12 Month LIBOR +1.75%)±	2.51	7-1-2035	331,203	350,088
FNMA (1 Year Treasury Constant Maturity +2.41%)±	2.51	4-1-2038	197,784	199,652
FNMA (1 Year Treasury Constant Maturity +2.40%)±	2.53	6-1-2024	19,035	19,029
FNMA (1 Year Treasury Constant Maturity +2.28%)±	2.53	9-1-2026	14,072	14,057
FNMA (1 Year Treasury Constant Maturity +2.40%)±	2.53	9-1-2033	348,306	349,774
FNMA (1 Year Treasury Constant Maturity +2.25%)±	2.53	1-1-2037	617,087	628,520
FNMA (1 Year Treasury Constant Maturity +2.29%)±	2.54	12-1-2030	17,052	17,043
FNMA (1 Year Treasury Constant Maturity +2.27%)±	2.54	6-1-2037	1,019,148	1,087,335
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.54	7-1-2037	177,147	189,115
FNMA (1 Year Treasury Constant Maturity +2.24%)±	2.55	7-1-2028	72	72
FNMA (12 Month LIBOR +1.62%)±	2.55	4-1-2050	1,776,266	1,859,742
FNMA (6 Month LIBOR +2.31%)±	2.56	4-1-2033	164,038	164,422
FNMA (1 Year Treasury Constant Maturity +2.33%)±	2.57	11-1-2024	25,048	25,320
FNMA (1 Year Treasury Constant Maturity +2.19%)±	2.57	8-1-2033	357,187	358,483
FNMA (1 Year Treasury Constant Maturity +2.18%)±	2.57	1-1-2036	289,714	290,789
FNMA (1 Year Treasury Constant Maturity +2.36%)±	2.58	11-1-2034	192,743	205,250
FNMA (1 Year Treasury Constant Maturity +2.18%)±	2.58	6-1-2035	149,415	150,287
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.58	8-1-2035	504,587	529,271
FNMA (12 Month LIBOR +1.78%)±	2.59	6-1-2036	144,384	153,052
FNMA (1 Year Treasury Constant Maturity +2.48%)±	2.60	5-1-2035	345,198	366,618
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.60	7-1-2035	54,329	56,489
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.60	7-1-2035	229,423	238,279
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.67%)±	2.60%	7-1-2035	$ 616,931	$ 651,355
FNMA (12 Month LIBOR +1.98%)±	2.60	9-1-2035	193,434	206,182
FNMA (1 Year Treasury Constant Maturity +2.26%)±	2.61	9-1-2030	47,113	47,177
FNMA (1 Year Treasury Constant Maturity +2.33%)±	2.61	12-1-2030	420,015	421,359
FNMA (1 Year Treasury Constant Maturity +2.50%)±	2.63	3-1-2027	26,294	26,519
FNMA (1 Year Treasury Constant Maturity +2.41%)±	2.63	5-1-2027	36,569	36,512
FNMA (1 Year Treasury Constant Maturity +2.39%)±	2.63	7-1-2030	196,399	197,408
FNMA (1 Year Treasury Constant Maturity +2.50%)±	2.63	6-1-2032	74,498	74,219
FNMA (1 Year Treasury Constant Maturity +2.52%)±	2.64	11-1-2024	13,921	13,957
FNMA (1 Year Treasury Constant Maturity +2.39%)±	2.64	1-1-2029	95,023	95,061
FNMA (1 Year Treasury Constant Maturity +2.51%)±	2.64	8-1-2035	207,345	209,228
FNMA (1 Year Treasury Constant Maturity +2.28%)±	2.65	4-1-2024	10,676	10,687
FNMA (12 Month LIBOR +1.72%)±	2.66	6-1-2035	70,161	74,208
FNMA (1 Year Treasury Constant Maturity +2.34%)±	2.66	9-1-2037	368,401	371,351
FNMA (1 Year Treasury Constant Maturity +2.28%)±	2.67	4-1-2024	4,381	4,397
FNMA (1 Year Treasury Constant Maturity +2.35%)±	2.67	6-1-2027	50,637	51,013
FNMA (1 Year Treasury Constant Maturity +2.38%)±	2.68	7-1-2027	54,280	54,777
FNMA (1 Year Treasury Constant Maturity +2.50%)±	2.68	7-1-2028	197,905	197,399
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.69	6-1-2035	318,233	338,602
FNMA (12 Month LIBOR +1.89%)±	2.70	5-1-2038	379,092	403,352
FNMA (11th District Cost of Funds +1.70%)±	2.71	4-1-2030	700	705
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.71	6-1-2033	83,366	83,465
FNMA (1 Year Treasury Constant Maturity +2.60%)±	2.72	10-1-2025	4,923	4,961
FNMA (1 Year Treasury Constant Maturity +2.60%)±	2.72	2-1-2028	26,968	26,980
FNMA (6 Month LIBOR +2.48%)±	2.73	7-1-2033	30,122	30,157
FNMA (1 Year Treasury Constant Maturity +2.25%)±	2.75	10-1-2029	13,437	13,428
FNMA (1 Year Treasury Constant Maturity +2.64%)±	2.77	3-1-2030	4,032	4,027
FNMA (1 Year Treasury Constant Maturity +2.58%)±	2.77	3-1-2032	96,996	96,855
FNMA (1 Year Treasury Constant Maturity +2.45%)±	2.77	7-1-2037	1,012,799	1,089,890
FNMA (12 Month LIBOR +1.92%)±	2.79	5-1-2037	777,130	826,399
FNMA (1 Year Treasury Constant Maturity +2.50%)±	2.81	10-1-2029	221,910	222,335
FNMA (1 Year Treasury Constant Maturity +2.47%)±	2.84	9-1-2028	30,125	30,071
FNMA (1 Year Treasury Constant Maturity +2.70%)±	2.84	5-1-2035	517,709	519,845
FNMA (6 Month LIBOR +2.55%)±	2.86	4-1-2033	189,261	190,626
FNMA (12 Month LIBOR +1.59%)±	2.86	6-1-2044	836,378	868,753
FNMA (1 Year Treasury Constant Maturity +2.64%)±	2.88	7-1-2028	34,681	34,677
FNMA (1 Year Treasury Constant Maturity +2.64%)±	2.92	10-1-2028	76,578	76,434
FNMA (Federal Cost of Funds +2.00%)±	2.98	8-1-2029	27,213	27,342
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.99	7-1-2029	254,597	256,633
FNMA (1 Year Treasury Constant Maturity +2.49%)±	2.99	7-1-2037	80,444	81,047
FNMA (6 Month LIBOR +2.70%)±	3.05	1-1-2033	53,843	54,098
FNMA (11th District Cost of Funds +1.25%)±	3.05	10-1-2034	41,626	42,116
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.09	8-1-2026	109,608	109,867
FNMA (1 Year Treasury Constant Maturity +2.37%)±	3.12	9-1-2030	409,111	410,356
FNMA (11th District Cost of Funds +1.25%)±	3.15	4-1-2034	498,039	519,316
FNMA (1 Year Treasury Constant Maturity +2.85%)±	3.18	9-1-2030	123,856	123,704
FNMA (6 Month LIBOR +2.68%)±	3.25	4-1-2024	62,380	62,886
FNMA (6 Month LIBOR +2.57%)±	3.26	5-1-2033	664,924	678,360
FNMA (1 Year Treasury Constant Maturity +2.50%)±	3.37	9-1-2030	328,638	330,031
FNMA (12 Month Treasury Average +2.48%)±	3.37	6-1-2040	498,686	500,602
FNMA (1 Year Treasury Constant Maturity +2.12%)±	3.49	8-1-2026	17,493	17,563
FNMA (1 Year Treasury Constant Maturity +1.63%)±	3.50	11-1-2029	5,826	5,946
FNMA (Federal Cost of Funds +2.40%)±	3.57	2-1-2029	572,721	577,478
FNMA (5 Year Treasury Constant Maturity +1.90%)±	3.60	9-1-2031	158,235	158,717
FNMA (6 Month LIBOR +3.47%)±	3.73	12-1-2032	128,443	128,962
See accompanying notes to portfolio of investments

8  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (5 Year Treasury Constant Maturity +2.42%)±	3.76%	6-1-2028	$ 16,196	$ 16,256
FNMA (11th District Cost of Funds +1.81%)±	3.94	6-1-2034	65,506	66,621
FNMA (3 Year Treasury Constant Maturity +1.21%)±	3.95	3-1-2030	13,048	13,157
FNMA (11th District Cost of Funds +1.93%)±	4.05	12-1-2036	32,097	34,209
FNMA	4.06	7-1-2021	922,161	922,265
FNMA (6 Month LIBOR +3.57%)±	4.20	11-1-2031	5,461	5,485
FNMA (3 Year Treasury Constant Maturity +2.47%)±	4.34	6-1-2024	5,204	5,245
FNMA (11th District Cost of Funds +1.88%)±	4.37	5-1-2034	88,675	90,480
FNMA (3 Year Treasury Constant Maturity +2.14%)±	4.39	10-1-2025	4,021	4,045
FNMA (3 Year Treasury Constant Maturity +2.15%)±	4.90	8-1-2031	25,504	25,547
FNMA	6.50	8-1-2028	34,210	34,689
FNMA	6.50	5-1-2031	77,596	88,259
FNMA	7.06	12-1-2024	14,433	14,510
FNMA	7.06	1-1-2027	15,627	15,688
FNMA	7.50	1-1-2031	29,609	32,182
FNMA	7.50	1-1-2033	88,225	97,217
FNMA	7.50	5-1-2033	83,243	92,239
FNMA	7.50	5-1-2033	85,890	93,750
FNMA	7.50	7-1-2033	29,106	29,422
FNMA	7.50	8-1-2033	44,738	46,600
FNMA	8.00	12-1-2026	22,946	23,960
FNMA	8.00	2-1-2030	133	135
FNMA	8.00	3-1-2030	126	128
FNMA	8.00	5-1-2033	38,237	38,746
FNMA	8.50	8-15-2024	9,915	10,041
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%)	1.29	3-25-2022	5,935	5,922
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%)	1.29	4-25-2022	1,630	1,625
FNMA Series 1992-87 Class Z	8.00	5-25-2022	943	967
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity +(0.65)%)±	0.97	7-25-2023	12,532	12,521
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%)±	1.58	12-25-2023	74,978	75,860
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%)±	1.98	10-25-2023	41,185	41,828
FNMA Series 2001-50 Class BA	7.00	10-25-2041	80,901	92,992
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%)±	0.72	12-18-2031	71,263	71,828
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%)±	0.66	1-25-2032	31,015	31,269
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	77,827	92,861
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,309,129	1,512,624
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	107,393	128,134
FNMA Series 2001-T12 Class A4 ±±	4.04	8-25-2041	2,446,830	2,564,309
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.12%)±	0.35	8-25-2031	34,067	33,263
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	311,708	344,863
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%)±	1.01	2-25-2032	60,294	61,117
FNMA Series 2002-33 Class A4 ±±	5.31	11-25-2030	93,434	99,329
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%)±	0.51	9-25-2032	172,850	173,230
FNMA Series 2002-66 Class A3 ±±	3.76	4-25-2042	5,050,113	5,266,563
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	968,828	1,163,454
FNMA Series 2002-T12 Class A5 ±±	4.41	10-25-2041	1,148,197	1,214,030
FNMA Series 2002-T18 Class A5 ±±	4.29	5-25-2042	2,171,179	2,359,309
FNMA Series 2002-T19 Class A4 ±±	4.14	3-25-2042	132,458	145,384
FNMA Series 2002-W01 Class 3A ±±	3.54	4-25-2042	609,417	635,679
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2002-W04 Class A6 ±±	3.67%	5-25-2042	$ 996,567	$ 1,049,735
FNMA Series 2003-07 Class A2 ±±	3.55	5-25-2042	454,494	466,893
FNMA Series 2003-63 Class A8 ±±	3.38	1-25-2043	834,487	871,136
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	256,339	310,077
FNMA Series 2003-W04 Class 5A ±±	3.65	10-25-2042	627,756	658,583
FNMA Series 2003-W08 Class 4A ±±	3.82	11-25-2042	785,893	843,488
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%)±	0.35	6-25-2033	1,150,810	1,131,643
FNMA Series 2003-W10 Class 2A ±±	3.53	6-25-2043	1,574,917	1,649,359
FNMA Series 2003-W18 Class 2A ±±	3.71	6-25-2043	2,258,949	2,385,154
FNMA Series 2003-W6 Class 6A ±±	3.50	8-25-2042	754,652	787,539
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%)±	0.51	4-25-2034	607,036	610,250
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	306,726	366,377
FNMA Series 2004-T03 Class 2A ±±	3.67	8-25-2043	848,147	878,837
FNMA Series 2004-T1 Class 2A ±±	3.26	8-25-2043	1,000,825	1,061,397
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	160,456	189,619
FNMA Series 2004-W01 Class 3A ±±	4.02	1-25-2043	45,272	48,553
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	62,819	73,500
FNMA Series 2004-W12 Class 2A ±±	3.68	6-25-2044	2,414,466	2,564,380
FNMA Series 2004-W15 Class 3A ±±	3.64	6-25-2044	3,759,778	3,971,899
FNMA Series 2005-25 Class PF (1 Month LIBOR +0.35%)±	0.46	4-25-2035	851,306	857,001
FNMA Series 2005-W03 Class 3A ±±	3.56	4-25-2045	704,764	767,361
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%)±	0.66	11-25-2036	1,127,386	1,144,880
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%)±	0.41	3-25-2036	622,340	625,430
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%)±	0.68	6-25-2036	877,673	891,136
FNMA Series 2006-5 Class 1-A ±±	2.27	8-25-2034	2,944,958	3,092,419
FNMA Series 2006-50 Class FE (1 Month LIBOR +0.40%)±	0.51	6-25-2036	1,720,859	1,732,159
FNMA Series 2006-W01 Class 3A ±±	2.94	10-25-2045	2,757,668	2,887,306
FNMA Series 2007-109 Class PF (1 Month LIBOR +0.65%)±	0.76	12-25-2037	885,416	901,769
FNMA Series 2007-4 Class DF (1 Month LIBOR +0.45%)±	0.55	2-25-2037	772,929	780,941
FNMA Series 2007-86 Class FA (1 Month LIBOR +0.45%)±	0.56	9-25-2037	1,429,643	1,441,734
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%)±	0.36	8-27-2036	169,604	167,326
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%)±	1.11	7-25-2038	848,907	875,291
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%)±	1.11	3-25-2049	982,393	991,409
FNMA Series 2010-27 Class BF (1 Month LIBOR +0.55%)±	0.66	4-25-2040	2,267,843	2,303,584
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%)±	0.67	4-25-2037	307,472	311,917
FNMA Series 2010-54 Class FT (1 Month LIBOR +0.76%)±	0.87	4-25-2037	4,163,054	4,260,192
FNMA Series 2011-21 Class PF (1 Month LIBOR +0.35%)±	0.46	12-25-2041	285,962	287,772
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%)±	1.81	5-25-2027	178,858	183,796
FNMA Series 2013-130 Class CF (1 Month LIBOR +0.25%)±	0.36	6-25-2043	596,584	598,222
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%)±	0.47	3-25-2043	4,377,140	4,406,832
FNMA Series 2013-86 Class GA	3.00	7-25-2030	31,311	31,316
FNMA Series 2014-10 Class CF (1 Month LIBOR +0.30%)±	0.42	3-25-2044	1,047,129	1,049,426
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%)±	0.44	8-25-2044	171,054	170,923
FNMA Series 2015-38 Class DF (1 Month LIBOR +0.31%)±	0.43	6-25-2055	1,747,321	1,752,683
FNMA Series 2015-4 Class FA (1 Month LIBOR +0.35%)±	0.47	2-25-2045	1,498,172	1,498,621
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%)±	0.57	7-25-2046	529,512	529,944
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%)±	0.60	8-25-2046	895,896	893,340
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%)±	0.57	9-25-2046	900,643	906,934
FNMA Series 2016-64 Class KF (1 Month LIBOR +0.47%)±	0.59	9-25-2046	1,757,371	1,769,366
FNMA Series 2016-76 Class CF (1 Month LIBOR +0.45%)±	0.57	10-25-2046	984,379	985,034
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%)±	0.52	11-25-2046	2,058,816	2,060,717
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%)±	0.52	11-25-2046	445,093	443,899
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%)±	0.59	4-25-2029	2,704,413	2,728,840
FNMA Series 2018-39 Class WF (1 Month LIBOR +0.30%)±	0.42	6-25-2048	4,866,308	4,876,302
FNMA Series 2018-47 Class PC	3.50	9-25-2047	602,175	616,458
See accompanying notes to portfolio of investments

10  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2018-72 Class FB (1 Month LIBOR +0.35%)±	0.46%	10-25-2058	$ 3,801,932	$ 3,826,019
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%)±	0.56	6-25-2049	408,713	412,839
FNMA Series 2019-41 Class F (1 Month LIBOR +0.50%)±	0.61	8-25-2059	3,562,805	3,595,090
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%)±	0.52	8-25-2059	2,881,824	2,870,871
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%)±	0.56	3-25-2049	641,597	649,559
FNMA Series G93-1 Class K	6.68	1-25-2023	35,363	36,402
GNMA	6.45	4-20-2025	21,578	23,676
GNMA	6.45	9-20-2025	23,442	26,633
GNMA	6.50	6-20-2034	29,887	30,118
GNMA	6.50	8-20-2034	127,707	133,162
GNMA	6.75	2-15-2029	34,091	38,065
GNMA	9.00	9-20-2024	545	553
GNMA	9.00	11-20-2024	71	71
GNMA	9.00	1-20-2025	1,819	1,900
GNMA	9.00	2-20-2025	4,630	4,994
GNMA Series 2004-80 Class FA (1 Month LIBOR +0.40%)±	0.50	10-20-2034	530,939	534,061
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%)±	0.85	8-20-2038	890,028	900,227
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%)±	1.05	8-20-2038	1,131,863	1,150,942
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%)±	1.10	7-20-2039	1,051,488	1,073,519
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%)±	1.05	7-16-2039	542,443	552,870
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%)±	0.82	2-16-2040	617,819	627,511
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%)±	0.60	2-20-2061	1,110,648	1,114,625
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%)±	0.64	6-20-2061	599,956	603,115
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%)±	0.58	7-20-2064	1,041,945	1,040,290
GNMA Series 2017-130 Class FH (1 Month LIBOR +0.30%)±	0.40	8-20-2047	1,951,017	1,955,551
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%)±	0.46	5-20-2067	3,960,552	3,933,859
GNMA Series 2017-H11 Class FP (1 Month LIBOR +0.22%)±	0.33	4-20-2067	189,997	189,950
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%)±	0.40	9-20-2048	729,778	729,415
GNMA Series 2018-49 Class FM (1 Month LIBOR +0.25%)±	0.35	4-20-2048	2,276,552	2,278,448
GNMA Series 2020-H19 Class FB (1 Month LIBOR +0.45%)±	0.55	11-20-2070	3,630,544	3,671,248
South Carolina Student Loan Series 2008-1 Class A4 (3 Month LIBOR +1.00%)±	1.19	9-3-2024	284,518	286,292
Total Agency securities (Cost $355,425,487)				358,641,756
Asset-backed securities: 13.55%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR +1.00%)144A±	1.11	10-25-2056	2,953,354	2,976,405
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%)144A±	0.86	2-27-2068	1,882,046	1,892,574
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%)144A±	0.91	9-25-2068	4,328,972	4,374,808
ECMC Group Student Loan Trust Series 2019-1A Class A1B (1 Month LIBOR +1.00%)144A±	1.11	7-25-2069	2,943,883	2,984,795
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%)144A±	1.26	11-25-2069	3,856,253	3,895,179
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%)144A±	1.11	1-27-2070	3,317,480	3,353,886
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%)144A±	1.03	10-25-2035	995,138	998,119
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	1,553,936	1,563,790
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%)144A±	0.71	7-26-2066	2,648,614	2,654,371
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2018-2A Class A3 (1 Month LIBOR +0.75%)144A±	0.86%	3-25-2067	$ 280,000	$ 282,395
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%)144A±	0.53	3-25-2067	2,258,391	2,255,088
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%)144A±	1.11	2-27-2068	7,900,000	8,085,935
Navient Student Loan Trust Series 2020-1A Class A1B (1 Month LIBOR +1.05%)144A±	1.16	6-25-2069	3,041,599	3,107,470
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR +0.90%)144A±	1.01	8-26-2069	1,422,667	1,447,088
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	2,191,756	2,204,708
Nelnet Student Loan Trust Series 2007-1 Class A3 (3 Month LIBOR +0.07%)±	0.26	5-27-2025	485,488	484,588
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR +0.90%)144A±	1.01	6-27-2067	4,268,189	4,330,041
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%)144A±	0.98	9-26-2067	926,059	935,959
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%)144A±	0.61	1-25-2068	1,081,645	1,083,595
New Hampshire Higher Education Loan Corporation Series 2020-1 Class A1B (1 Month LIBOR +1.20%)±	1.31	9-25-2060	3,450,242	3,563,448
North Texas Higher Education Authority Incorporated Series 2011-1 Class A1 (3 Month LIBOR +1.10%)±	1.30	4-1-2040	3,427,469	3,459,601
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%)144A±	0.85	12-17-2068	4,000,000	3,999,997
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%)144A±	0.78	10-25-2029	504,016	504,695
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR +0.12%)±	0.30	1-25-2027	774,669	772,480
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%)144A±	1.33	10-25-2027	260,441	261,841
Total Asset-backed securities (Cost $60,817,102)				61,472,856
Non-agency mortgage-backed securities: 3.35%
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	1,978,473	1,981,078
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	1,993,641	1,995,789
GS Mortgage-Backed Securities Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	1,205,420	1,229,633
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	2.56	12-25-2046	1,560,707	1,580,332
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%)144A±	0.91	11-25-2053	1,885,000	1,891,009
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	890,098	891,924
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR +0.90%)144A±	1.01	1-25-2048	1,860,802	1,864,253
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1 144A±±	2.75	11-25-2059	321,680	333,711
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	2,192,438	2,193,997
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%)144A±	0.71	2-25-2057	1,229,627	1,229,627
Total Non-agency mortgage-backed securities (Cost $15,186,972)				15,191,353
See accompanying notes to portfolio of investments

12  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.45%
Financials: 0.45%
Banks: 0.45%
International Development Finance Corporation ¤	0.00%	6-21-2025	$ 2,000,000	$ 2,057,460
Total Yankee corporate bonds and notes (Cost $2,045,232)				2,057,460

		Yield	Shares
Short-term investments: 4.55%
Investment companies: 4.55%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	20,625,012	20,625,012
Total Short-term investments (Cost $20,625,012)				20,625,012
Total investments in securities (Cost $454,099,805)	100.98%			457,988,437
Other assets and liabilities, net	(0.98)			(4,451,383)
Total net assets	100.00%			$453,537,054

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$49,544,301	$301,931,229	$(330,850,518)	$0	$0	$20,625,012	4.55%	20,625,012	$7,223
See accompanying notes to portfolio of investments

Wells Fargo Adjustable Rate Government Fund  |  13

Portfolio of investments—May 31, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(22)	9-21-2021	$(2,905,509)	$(2,902,625)	$2,884	$0
2-Year U.S. Treasury Notes	(427)	9-30-2021	(94,239,551)	(94,253,579)	0	(14,028)
5-Year U.S. Treasury Notes	(242)	9-30-2021	(29,975,472)	(29,972,078)	3,394	0
					$6,278	$(14,028)
See accompanying notes to portfolio of investments

14  |  Wells Fargo Adjustable Rate Government Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Adjustable Rate Government Fund  |  15

Notes to portfolio of investments—May 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$358,641,756	$0	$358,641,756
Asset-backed securities	0	61,472,856	0	61,472,856
Non-agency mortgage-backed securities	0	15,191,353	0	15,191,353
Yankee corporate bonds and notes	0	2,057,460	0	2,057,460
Short-term investments
Investment companies	20,625,012	0	0	20,625,012
	20,625,012	437,363,425	0	457,988,437
Futures contracts	6,278	0	0	6,278
Total assets	$20,631,290	$437,363,425	$0	$457,994,715
Liabilities
Futures contracts	$14,028	$0	$0	$14,028
Total liabilities	$14,028	$0	$0	$14,028
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $374,728 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

16  |  Wells Fargo Adjustable Rate Government Fund